UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Jennison 20/20 Focus Fund

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 1/31/2010

Date of reporting period: 7/31/2009

Item 1 – Reports to Stockholders

JULY 31, 2009	SEMIANNUAL REPORT

Jennison 20/20 Focus Fund

FUND TYPE

Large-capitalization stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of July 31, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Jennison, Prudential Financial, and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

September 15, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison 20/20 Focus Fund

Jennison 20/20 Focus Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison 20/20 Focus Fund is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.24%; Class B, 1.94%; Class C, 1.94%; Class R, 1.69%; Class Z, 0.94%. Net operating expenses apply to: Class A, 1.24%; Class B, 1.94%; Class C, 1.94%; Class R, 1.44%; Class Z, 0.94%, after contractual reduction through 5/31/2010 for Class R.

Cumulative Total Returns as of 7/31/09
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	32.09%	–18.76%	40.08%	47.33%	—
Class B	31.74	–19.30	35.03	36.73	—
Class C	31.59	–19.36	35.01	36.71	—
Class R	31.91	–18.95	38.84	N/A	35.21% (6/14/04)
Class Z	32.37	–18.52	41.99	51.06	—
Russell 1000® Index[2]	22.26	–20.17	1.60	–6.94	**
S&P 500 Index[3]	21.18	–19.95	-0.68	–11.32	***
Lipper Multi-Cap Core Funds Avg.[4]	24.33	–19.29	3.39	15.98	****
Lipper Large-Cap Core Funds Avg.[5]	22.36	–19.34	0.18	–6.10	*****

Average Annual Total Returns[6] as of 6/30/09
		One Year	Five Years	Ten Years	Since Inception[1]
Class A		–30.41%	2.98%	2.24%	—
Class B		–30.56	3.21	2.05	—
Class C		–27.62	3.40	2.06	—
Class R		–26.53	3.97	N/A	4.50% (6/14/04)
Class Z		–26.13	4.43	3.08	—
Russell 1000® Index[2]		–26.69	–1.85	–1.75	**
S&P 500 Index[3]		–26.20	–2.24	–2.22	***
Lipper Multi-Cap Core Funds Avg.[4]		–26.35	–1.73	0.17	****
Lipper Large-Cap Core Funds Avg.[5]		–25.91	–2.21	–1.82	*****

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns.

2The Russell 1000 Index is an unmanaged index that consists of the stocks of the 1,000 largest firms in the Russell 3000® Index, an index that represents approximately 98% of the U.S. market.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how stock prices in the United States have performed.

4The Lipper Multi-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category. Funds in the Lipper Average invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time.

5The Lipper Large-Cap Core Funds Average (Lipper Average) invests at least 75% of their equity assets in companies with market capitalization (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. Although Lipper classifies the Fund in the Lipper Multi-Cap Core Funds Category, the returns for the Lipper Large-Cap Core Funds Average are also shown as we believe the Lipper Large-Cap Core Funds Average is more consistent with the management of the Fund.

6The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to an annual 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or following the redemption of Fund shares.

**Russell 1000 Index Closest Month-End to Inception cumulative total return as of 7/31/09 is –0.20% for Class R. Russell 1000 Index Closest Month-End to Inception average annual total return as of 6/30/09 is –1.47% for Class R.

***S&P 500 Index Closest Month-End to Inception cumulative total return as of 7/31/09 is –2.10% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 6/30/09 is –1.83% for Class R.

****Lipper Multi-Cap Core Funds Average Closest Month-End to Inception cumulative total return as of 7/31/09 is 1.04% for Class R. Lipper Multi-Cap Core Funds Average Closest Month-End to Inception average annual total return as of 6/30/09 is –1.33% for Class R.

*****Lipper Large-Cap Core Funds Average Closest Month-End to Inception cumulative total return as of 7/31/09 is –1.45% for Class R. Lipper Large-Cap Core Funds Average Closest Month-End to inception average annual total return as of 6/30/09 is –1.80% for Class R.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Russell 1000 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, Russell 1000 Index, and Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Jennison 20/20 Focus Fund	3

Your Fund’s Performance (continued)

Five Largest Growth Holdings expressed as a percentage of net assets as of 7/31/09
Apple, Inc., Computers & Peripherals	3.4%
Baidu, Inc., (China) (ADR), Internet Software & Services	2.9
Amazon.com, Inc., Internet & Catalog Retail	2.9
QUALCOMM, Inc., Communications Equipment	2.8
Google, Inc. (Class A), Internet Software & Services	2.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Value Holdings expressed as a percentage of net assets as of 7/31/09
OGX Petroleo e Gas Participacoes SA (Brazil) (ADR), Oil, Gas & Consumable Fuels	3.2%
NII Holdings, Inc., Wireless Telecommunication Services	3.0
Canadian Natural Resources Ltd., Oil, Gas & Consumable Fuels	2.8
Cadbury PLC (United Kingdom) (ADR), Food Products	2.8
Sempra Energy, Multi-Utilities	2.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 7/31/09
Oil, Gas & Consumable Fuels	13.4%
Internet Software & Services	7.6
Capital Markets	5.7
Metals & Mining	5.0
Software	5.0

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on February 1, 2009, at the beginning of the period, and held through the six-month period ended July 31, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Jennison 20/20 Focus Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison 20/20 Focus Fund		Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,320.90	1.24%	$7.14
	Hypothetical	$1,000.00	$1,018.65	1.24%	$6.21

Class B	Actual	$1,000.00	$1,317.40	1.94%	$11.15
	Hypothetical	$1,000.00	$1,015.17	1.94%	$9.69

Class C	Actual	$1,000.00	$1,315.90	1.94%	$11.14
	Hypothetical	$1,000.00	$1,015.17	1.94%	$9.69

Class R	Actual	$1,000.00	$1,319.10	1.44%	$8.28
	Hypothetical	$1,000.00	$1,017.65	1.44%	$7.20

Class Z	Actual	$1,000.00	$1,323.70	0.94%	$5.42
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2009, and divided by the 365 days in the Fund's fiscal year ending January 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of July 31, 2009 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 93.8%
COMMON STOCKS

Beverages 1.9%
559,900	PepsiCo, Inc.	$31,774,325

Biotechnology 4.5%
651,900	Celgene Corp.(a)	37,132,224
789,500	Gilead Sciences, Inc.(a)	38,630,235

		75,762,459

Capital Markets 5.7%
1,238,000	Charles Schwab Corp. (The)	22,123,060
453,201	Goldman Sachs Group, Inc. (The)	74,007,723

		96,130,783

Chemicals 2.0%
1,558,800	Dow Chemical Co. (The)	32,999,796

Commercial Services & Supplies 2.0%
1,183,400	Waste Management, Inc.	33,265,374

Communications Equipment 4.6%
1,013,700	QUALCOMM, Inc.	46,843,077
409,000	Research In Motion Ltd.(a)	31,084,000

		77,927,077

Computers & Peripherals 3.4%
344,662	Apple, Inc.(a)	56,314,324

Consumer Finance 2.6%
4,967,617	SLM Corp.(a)(b)	44,162,115

Diversified Consumer Services 4.5%
1,632,262	Career Education Corp.(a)(b)	37,411,445
2,294,700	H&R Block, Inc.	38,298,543

		75,709,988

Diversified Financial Services 1.3%
1,416,100	Bank of America Corp.	20,944,119

Electrical Equipment 1.7%
180,400	First Solar, Inc.(a)(b)	27,851,956

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	7

Portfolio of Investments

as of July 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Food & Staples Retailing 2.0%
1,547,600	Kroger Co. (The)	$33,087,688

Food Products 4.9%
1,178,332	Cadbury PLC (United Kingdom) (ADR)	46,579,464
1,842,500	ConAgra Foods, Inc.	36,168,275

		82,747,739

Healthcare Equipment & Supplies 4.2%
269,400	Alcon, Inc.(b)	34,375,440
629,000	Baxter International, Inc.	35,456,730

		69,832,170

Healthcare Providers & Services 4.3%
835,000	Medco Health Solutions, Inc.(a)	44,138,100
533,300	WellPoint, Inc.(a)	28,072,912

		72,211,012

Internet & Catalog Retail 2.9%
560,700	Amazon.com, Inc.(a)(b)	48,085,632

Internet Software & Services 7.6%
140,400	Baidu, Inc. (China) (ADR)(a)(b)	48,878,856
102,200	Google, Inc. (Class A)(a)	45,279,710
1,867,000	IAC/InterActive Corp(a)	34,371,470

		128,530,036

IT Services 2.2%
572,100	Visa, Inc. (Class A)(b)	37,449,666

Metals & Mining 5.0%
4,960,600	Century Aluminum Co.(a)(b)	41,569,828
699,900	Freeport-McMoRan Copper & Gold, Inc.(b)	42,203,970

		83,773,798

Multi-Utilities 2.7%
847,500	Sempra Energy	44,434,425

Oil, Gas & Consumable Fuels 13.4%
778,300	Canadian Natural Resources Ltd.	47,001,537
619,700	Occidental Petroleum Corp.	44,209,398

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
83,000	OGX Petroleo e Gas Participacoes SA (Brazil)(ADR)	$52,938,497
993,500	Southwestern Energy Co.(a)	41,160,705
2,370,800	Williams Cos., Inc. (The)	39,568,652

		224,878,789

Pharmaceuticals 2.4%
739,600	Teva Pharmaceutical Industries Ltd., (Israel) (ADR)(b)	39,450,264

Software 5.0%
1,274,400	Adobe Systems, Inc.(a)	41,316,048
2,002,700	CA, Inc.	42,337,078

		83,653,126

Wireless Telecommunication Services 3.0%
2,202,600	NII Holdings, Inc.(a)	50,703,852

	Total long-term investments (cost $1,311,030,044)	1,571,680,513

SHORT-TERM INVESTMENT 19.4%

Affiliated Money Market Mutual Fund
324,915,477	Dryden Core Investment Fund - Taxable Money Market Series (cost of $324,915,477; includes $229,048,678 of cash collateral received for securities on loan; Note 3)(c)(d)	324,915,477

	Total Investments 113.2% (cost $1,635,945,521; Note 5)	1,896,595,990
	Liabilities in excess of other assets (13.2%)	(221,179,322)

	Net Assets 100.0%	$1,675,416,668

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of a security is on loan. The aggregate market value of such securities is $221,533,633; cash collateral of $229,048,678 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	9

Portfolio of Investments

as of July 31, 2009 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,571,680,513	$—	$—
Affiliated Money Market Mutual Fund	324,915,477	—	—

	1,896,595,990	—	—
Other Financial Instruments*	—	—	—

Total	$1,896,595,990	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009 and July 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2009 were as follows:

Affiliated Money Market Mutual Fund (including 13.7% of collateral received for securities on loan)	19.4%
Oil, Gas & Consumable Fuels	13.4
Internet Software & Services	7.6
Capital Markets	5.7
Metals & Mining	5.0
Software	5.0
Food Products	4.9
Communications Equipment	4.6
Biotechnology	4.5
Diversified Consumer Services	4.5
Healthcare Providers & Services	4.3

See Notes to Financial Statements.

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Industry (cont’d.)
Healthcare Equipment & Supplies	4.2%
Computers & Peripherals	3.4
Wireless Telecommunication Services	3.0
Internet & Catalog Retail	2.9
Multi-Utilities	2.7
Consumer Finance	2.6
Pharmaceuticals	2.4
IT Services	2.2
Commercial Services & Supplies	2.0
Food & Staples Retailing	2.0
Chemicals	2.0
Beverages	1.9
Electrical Equipment	1.7
Diversified Financial Services	1.3

113.2
Liabilities in excess of other assets	(13.2)

100.0%

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	11

Statement of Assets and Liabilities

as of July 31, 2009 (Unaudited)

Assets
Investments, at value including securities on loan of $221,533,633:
Unaffiliated investments (cost $1,311,030,044)	$1,571,680,513
Affiliated investments (cost $324,915,477)	324,915,477
Cash	198,604
Receivable for Fund shares sold	8,637,018
Receivable for investments sold	3,096,735
Dividends and interest receivable	715,638
Foreign tax reclaims receivable	178,548
Prepaid expenses	13,087

Total assets	1,909,435,620

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	229,048,678
Payable for Fund shares reacquired	2,874,701
Management fee payable	949,638
Distribution fee payable	494,425
Accrued expenses and other liabilities	442,571
Affiliated transfer agent fee payable	206,235
Deferred trustees’ fees	2,704

Total liabilities	234,018,952

Net Assets	$1,675,416,668

Net assets were comprised of:
Shares of beneficial interest, at par	$136,731
Paid-in capital in excess of par	1,801,102,742

1,801,239,473
Accumulated net investment loss	(1,057,837)
Accumulated net realized loss on investment and foreign currency transactions	(385,415,437)
Net unrealized appreciation on investments	260,650,469

Net assets, July 31, 2009	$1,675,416,668

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($829,386,702 ÷ 66,699,200 shares of beneficial interest issued and outstanding)	$12.43
Maximum sales charge (5.50% of offering price)	0.72

Maximum offering price to public	$13.15

Class B
Net asset value, offering price and redemption price per share ($125,899,330 ÷ 11,151,133 shares of beneficial interest issued and outstanding)	$11.29

Class C
Net asset value, offering price and redemption price per share ($240,749,569 ÷ 21,312,761 shares of beneficial interest issued and outstanding)	$11.30

Class R
Net asset value, offering price and redemption price per share ($40,181,987 ÷ 3,260,976 shares of beneficial interest issued and outstanding)	$12.32

Class Z
Net asset value, offering price and redemption price per share ($439,199,080 ÷ 34,306,979 shares of beneficial interest issued and outstanding)	$12.80

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	13

Statement of Operations

Six Months Ended July 31, 2009 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $216,208)	$6,813,729
Affiliated income from securities loaned, net	383,890
Affiliated dividend income	193,017

Total income	7,390,636

Expenses
Management fee	4,671,803
Distribution fee—Class A	961,844
Distribution fee—Class B	518,455
Distribution fee—Class C	920,781
Distribution fee—Class R	78,846
Transfer agent’s fees and expenses (including affiliated expense of $474,600) (Note 3)	966,000
Custodian’s fees and expenses	89,000
Reports to shareholders	82,000
Registration fees	65,000
Trustees’ fees	31,000
Legal fees and expenses	14,000
Insurance	13,000
Audit fee	10,000
Loan interest expense (Note 7)	213
Miscellaneous	23,830

Total expenses	8,445,772

Net investment loss	(1,055,136)

Realized And Unrealized Gain (Loss) On Investments and Foreign Currencies
Net realized loss on:
Investment transactions	(81,090,925)
Foreign currency transactions	(314,876)

(81,405,801)

Net change in unrealized appreciation on investments	459,536,434

Net gain on investments	378,130,633

Net Increase In Net Assets Resulting From Operations	$377,075,497

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended July 31, 2009	Year Ended January 31, 2009
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(1,055,136)	$(1,420,502)
Net realized loss on investments	(81,405,801)	(298,844,180)
Net change in unrealized appreciation (depreciation) on investments	459,536,434	(293,278,487)

Net increase (decrease) in net assets resulting from operations	377,075,497	(593,543,169)

Distributions from net realized gains (Note 1)
Class A	—	(406,192)
Class B	—	(93,619)
Class C	—	(123,937)
Class R	—	(8,900)
Class Z	—	(140,750)

	—	(773,398)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	413,852,576	657,427,982
Net asset value of shares issued in reinvestment of dividends and distributions	—	668,428
Cost of shares reacquired	(192,796,392)	(378,061,379)

Net increase in net assets from Fund share transactions	221,056,184	280,035,031

Total increase (decrease)	598,131,681	(314,281,536)

Net Assets
Beginning of period	1,077,284,987	1,391,566,523

End of period	$1,675,416,668	$1,077,284,987

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	15

Notes to Financial Statements

(Unaudited)

Jennison 20/20 Focus Fund (the “Fund”), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital. The Fund normally invests at least 80% of its total assets in up to 40 equity-related securities of U.S. companies that are selected by the Fund’s two portfolio managers (up to 20 by each) as having strong capital appreciation potential.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or

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the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Jennison 20/20 Focus Fund	17

Notes to Financial Statements

(Unaudited) continued

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

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Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .75 of 1% of the Fund’s average daily net assets up to and including $1 billion and .70 of 1% of such average daily net assets in excess of $1 billion. The effective management fee rate was .74 of 1% for the six months ended July 31, 2009.

There are two Portfolio Managers at Jennison, both of which manage approximately 50% of the Fund’s assets. In general, in order to maintain an approximately equal division of assets between the two portfolio managers, all daily cash inflows (i.e. subscriptions and reinvested dividends and distributions) and outflows (i.e. redemptions and expense items) are divided between the two portfolio managers as PI deems appropriate. In addition, periodic rebalancing of the portfolio’s assets may occur to account for market fluctuations in order to maintain an approximately equal allocation between the two portfolio managers.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing

Jennison 20/20 Focus Fund	19

Notes to Financial Statements

(Unaudited) continued

and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .50 of 1% of the average daily net assets of the Class R shares.

PIMS has advised the Fund that it has received approximately $779,500 in front-end sales charges resulting from sales of Class A shares during the six months ended July 31, 2009. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended July 31, 2009, it received approximately $3,700, $180,300 and $34,900 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of First Clearing, LLC (“First Clearing”) and Wells Fargo Advisors, LLC (“Wells Fargo”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing

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system. For the six months ended July 31, 2009, the Fund incurred approximately $462,900 in total networking fees, of which approximately $133,800 and $700 was paid to First Clearing and Wells Fargo, respectively. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended July 31, 2009, Wells Fargo earned approximately $8,300 in broker commissions from portfolio transactions executed on behalf of the Fund.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended July 31, 2009, PIM has been compensated approximately $163,200 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended July 31, 2009, were $777,855,273 and $618,965,573, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,675,036,144	$283,135,963	$(61,576,117)	$221,559,846

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward as of January 31, 2009 of approximately $154,098,000 which expires in 2017. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain if the Fund will be able to realize the full benefit of the remaining carryforwards prior to the expiration date. The Fund elected to treat post-October capital losses of approximately $123,940,000 as having been incurred in the current fiscal year ending January 31, 2010.

Jennison 20/20 Focus Fund	21

Notes to Financial Statements

(Unaudited) continued

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of July 31, 2009, no provisions for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker/dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There is an unlimited number of shares of beneficial interest, $.001 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z. Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended July 31, 2009:
Shares sold	13,851,843	$145,524,114
Shares reacquired	(7,430,188)	(74,968,715)

Net increase (decrease) in shares outstanding before conversion	6,421,655	70,555,399
Shares issued upon conversion from Class B	806,233	8,388,716

Net increase (decrease) in shares outstanding	7,227,888	$78,944,115

Year ended January 31, 2009:
Shares sold	21,664,215	$282,790,286
Shares issued in reinvestment of dividends and distributions	22,524	368,964
Shares reacquired	(16,131,196)	(197,220,940)

Net increase (decrease) in shares outstanding before conversion	5,555,543	85,938,310
Shares issued upon conversion from Class B	1,888,644	24,131,586

Net increase (decrease) in shares outstanding	7,444,187	$110,069,896

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Class B	Shares	Amount
Six months ended July 31, 2009:
Shares sold	1,692,787	$16,158,607
Shares reacquired	(938,861)	(8,508,697)

Net increase (decrease) in shares outstanding before conversion	753,926	7,649,910
Shares reacquired upon conversion into Class A	(886,904)	(8,388,716)

Net increase (decrease) in shares outstanding	(132,978)	$(738,806)

Year ended January 31, 2009:
Shares sold	3,471,568	$42,687,872
Shares issued in reinvestment of dividends and distributions	5,688	85,393
Shares reacquired	(2,402,535)	(26,989,295)

Net increase (decrease) in shares outstanding before conversion	1,074,721	15,783,970
Shares reacquired upon conversion into Class A	(2,065,725)	(24,131,586)

Net increase (decrease) in shares outstanding	(991,004)	$(8,347,616)

Class C
Six months ended July 31, 2009:
Shares sold	4,324,291	$41,981,417
Shares reacquired	(2,045,073)	(18,221,658)

Net increase (decrease) in shares outstanding	2,279,218	$23,759,759

Year ended January 31, 2009:
Shares sold	7,474,830	$90,598,200
Shares issued in reinvestment of dividends and distributions	6,802	102,140
Shares reacquired	(4,514,795)	(50,235,423)

Net increase (decrease) in shares outstanding	2,966,837	$40,464,917

Class R
Six months ended July 31, 2009:
Shares sold	918,426	$9,527,812
Shares reacquired	(631,319)	(6,454,229)

Net increase (decrease) in shares outstanding	287,107	$3,073,583

Year ended January 31, 2009:
Shares sold	2,786,181	$32,650,957
Shares issued in reinvestment of dividends and distributions	433	7,046
Shares reacquired	(570,948)	(6,809,266)

Net increase (decrease) in shares outstanding	2,215,666	$25,848,737

Jennison 20/20 Focus Fund	23

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended July 31, 2009:
Shares sold	18,876,923	$200,660,626
Shares reacquired	(8,312,100)	(84,643,093)

Net increase (decrease) in shares outstanding	10,564,823	$116,017,533

Year ended January 31, 2009:
Shares sold	15,264,250	$208,700,667
Shares issued in reinvestment of dividends and distributions	6,239	104,885
Shares reacquired	(8,188,247)	(96,806,455)

Net increase (decrease) in shares outstanding	7,082,242	$111,999,097

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .13 of 1% of the unused portion of the SCA. The expiration date of the SCA is October 23, 2009. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Fund utilized the line of credit during the six months ended July 31, 2009. The average daily balance for the 5 days the Fund had loans outstanding during the period was $1,215,000 at a weighted average interest rate of 1.26%.

Note 8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through September 25, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Note 9. New Accounting Pronouncements

In June 2009, FASB released Statement of Financial Accounting Standard No. 166, Accounting for Transfers of Financial Assets (FAS 166) and Statement of Financial Accounting Standard 167, Amendments to FASB Interpretation No. 46(R) (FAS 167), which change the ways entities account for securitizations and special purpose entities. FAS 166 will require more information about transfers of financial assets, including securitization transactions, and where entities have continuing exposure to the risks related to transferred financial assets. It eliminates the concept of a “qualifying special-purpose entity,” changes the requirements for derecognizing financial assets, and requires additional disclosures. FAS 167 changes how a company determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated. The application of FAS 166 and FAS 167 is required for fiscal years beginning after November 15, 2009 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 166 and FAS 167 and their impact on the financial statements has not been determined.

Jennison 20/20 Focus Fund	25

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended July 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.41

Income (loss) from investment operations:
Net investment income (loss)	—	(e)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.02

Total from investment operations	3.02

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$12.43

Total Return(a):	32.09%
Ratios/Supplemental Data:
Net assets, end of period (000)	$829,387
Average net assets (000)	$646,543
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.24	%(f)
Expenses, excluding distribution and service (12b-1) fees	.94	%(f)
Net investment income (loss)	(.07	)%(f)
For Class A, B, C, R and Z shares:
Portfolio turnover	51	%(g)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.
Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include the expenses of the underlying portfolio in which the Fund invests.
(d)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares through May 31, 2008. After May 31, 2008, the distribution and service (12b-1) fees are .30 of 1% of the average daily net assets of the Class A shares.
(e)	Less than $.005 per share
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended January 31,
2009(b)	2008(b)	2007(b)	2006	2005

$14.51	$16.37	$15.88	$12.07	$10.93

— (e)	.01	.04	.01	(.01)
(5.09)	.10	1.61	3.80	1.15

(5.09)	.11	1.65	3.81	1.14

—	—	(.04)	—	—
(.01)	(1.97)	(1.12)	—	—

(.01)	(1.97)	(1.16)	—	—

$9.41	$14.51	$16.37	$15.88	$12.07

(35.12)%	.02%	11.24%	31.57%	10.43%

$559,685	$755,098	$698,219	$575,331	$198,304
$721,935	$771,444	$600,513	$314,392	$188,056

1.21%	1.17%	1.18%	1.28%	1.27%
.93%	.92%	.93%	1.03%	1.02%
.03%	.04%	.29%	.04%	(.08)%

107%	115%	114%	106%	76%

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	27

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended July 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.58

Income (loss) from investment operations:
Net investment loss	(.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.75

Total from investment operations	2.71

Less Dividends and Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$11.29

Total Return(a):	31.59%
Ratios/Supplemental Data:
Net assets, end of period (000)	$125,899
Average net assets (000)	$104,550
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.94	%(d)
Expenses, excluding distribution and service (12b-1) fees	.94	%(d)
Net investment loss	(.76	)%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include the expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended January 31,
2009(b)	2008(b)	2007(b)	2006	2005

$13.32	$15.28	$14.98	$11.47	$10.47

(.08)	(.10)	(.06)	(.09)	(.10)
(4.65)	.11	1.48	3.60	1.10

(4.73)	.01	1.42	3.51	1.00

(.01)	(1.97)	(1.12)	—	—

$8.58	$13.32	$15.28	$14.98	$11.47

(35.55)%	(.68)%	10.34%	30.60%	9.55%

$96,772	$163,534	$191,220	$225,046	$324,971
$144,411	$181,942	$201,727	$283,592	$337,430

1.93%	1.92%	1.93%	2.03%	2.02%
.93%	.92%	.93%	1.03%	1.02%
(.68)%	(.69)%	(.42)%	(.67)%	(.83)%

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	29

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended July 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.58

Income (loss) from investment operations:
Net investment loss	(.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.76

Total from investment operations	2.72

Less Dividends and Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$11.30

Total Return(a):	31.70%
Ratios/Supplemental Data:
Net assets, end of period (000)	$240,750
Average net assets (000)	$185,682
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.94	%(d)
Expenses, excluding distribution and service (12b-1) fees	.94	%(d)
Net investment loss	(.77	)%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include the expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended January 31,
2009(b)	2008(b)	2007(b)	2006	2005

$13.33	$15.29	$14.98	$11.47	$10.47

(.08)	(.11)	(.07)	(.09)	(.10)
(4.66)	.12	1.50	3.60	1.10

(4.74)	.01	1.43	3.51	1.00

(.01)	(1.97)	(1.12)	—	—

$8.58	$13.33	$15.29	$14.98	$11.47

(35.60)%	(.68)%	10.41%	30.60%	9.55%

$163,325	$214,122	$195,094	$124,608	$68,665
$206,434	$217,934	$159,196	$81,239	$69,292

1.93%	1.92%	1.93%	2.03%	2.02%
.93%	.92%	.93%	1.03%	1.02%
(.69)%	(.71)%	(.48)%	(.70)%	(.83)%

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	31

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended July 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.34

Income (loss) from investment operations:
Net investment income (loss)	(.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.99

Total from investment operations	2.98

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$12.32

Total Return(c):	31.91%
Ratios/Supplemental Data:
Net assets, end of period (000)	$40,182
Average net assets (000)	$31,800
Ratios to average net assets(i):
Expenses, including distribution and service (12b-1) fees(e)	1.44	%(g)
Expenses, excluding distribution and service (12b-1) fees	.94	%(g)
Net investment income (loss)	(.27	)%(g)

(a)	Inception date of Class R shares.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Less than $.005 per share
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares through May 31, 2010.
(f)	Amount is actual and not rounded.
(g)	Annualized.
(h)	Less than .005%.
(i)	Does not include the expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class R
Year Ended January 31,				June 14, 2004(a) through January 31, 2005
2009(b)	2008(b)	2007(b)	2006

$14.43	$16.32	$15.86	$12.07	$11.10

(.03)	(.04)	(.02)	(.03)	—	(d)
(5.05)	.12	1.63	3.82	.97

(5.08)	.08	1.61	3.79	.97

—	—	(.03)	—	—
(.01)	(1.97)	(1.12)	—	—

(0.01)	(1.97)	(1.15)	—	—

$9.34	$14.43	$16.32	$15.86	$12.07

(35.24)%	(.18)%	11.05%	31.40%	8.74%

$27,768	$10,940	$2,623	$10,511 (f)	$2,800	(f)
$18,548	$6,228	$591	$3,472 (f)	$1,847	(f)

1.43%	1.42%	1.43%	1.53%	1.52	%(g)
.93%	.92%	.93%	1.03%	1.02	%(g)
(.21)%	(.28)%	(.12)%	(.22)%	—	(g)(h)

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	33

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended July 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.68

Income (loss) from investment operations:
Net investment income	.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.11

Total from investment operations	3.12

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$12.80

Total Return(a):	32.23%
Ratios/Supplemental Data:
Net assets, end of period (000)	$439,199
Average net assets (000)	$305,861
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.94	%(d)
Expenses, excluding distribution and service (12b-1) fees	.94	%(d)
Net investment income	.21	%(d)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include the expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class Z
Year Ended January 31,
2009(b)	2008(b)	2007(b)	2006	2005

$14.88	$16.69	$16.15	$12.25	$11.07

.04	.05	.08	.04	.02
(5.23)	.11	1.63	3.86	1.16

(5.19)	.16	1.71	3.90	1.18

—	—	(.05)	—	—
(.01)	(1.97)	(1.12)	—	—

(.01)	(1.97)	(1.17)	—	—

$9.68	$14.88	$16.69	$16.15	$12.25

(34.92)%	.33%	11.49%	31.84%	10.66%

$229,735	$247,873	$173,890	$113,845	$25,361
$274,458	$214,692	$143,907	$63,511	$17,828

.93%	.92%	.93%	1.03%	1.02%
.93%	.92%	.93%	1.03%	1.02%
.30%	.28%	.53%	.28%	.20%

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	35

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Trustees (the “Board”) of Jennison 20/20 Focus Fund (the “Fund”) consists of 11 individuals, 10 of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund, and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the JennisonDryden Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2-4, 2009 and approved the renewal of the agreements through July 31, 2010, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc., an independent provider of mutual fund data. To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may provide supplemental data compiled by Lipper for the Board’s consideration. The comparisons placed the Fund in various quartiles over the one-, three-, five- and ten-year periods ending December 31, 2008, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its

Jennison 20/20 Focus Fund

Approval of Advisory Agreements (continued)

shareholders. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 2-4, 2009.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Several of the material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by Jennison, as well as compliance with the Fund’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of Jennison, as well as PI’s recommendation, based on its review of Jennison, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it

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received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and Jennison. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of the Fund

The Board received and considered information about the Fund’s historical performance. The Board noted that the Fund’s gross performance in relation to its Peer Universe (the Lipper Large-Cap Core Funds Performance Universe)1 was in the first quartile for the five- and ten-year periods, in the second quartile for the three-year period, and in the fourth quartile for the one-year period. The Board also noted that the Fund outperformed its benchmark index for the three-, five-, and ten-year periods, although it underperformed the benchmark index for the one-year period. The Board concluded that, in light of the Fund’s competitive long-term performance, it would be in the interest of the Fund and its shareholders for the Fund to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, expense caps or waivers) and total expenses ranked in the Expense Group’s third quartile. The Board considered information furnished by PI indicating that the Fund’s actual management fee was 6.1 basis points higher than the median of all mutual funds included in the Expense Group. The Board also considered information furnished by PI indicating that the Fund’s total expenses were less than one basis point above the median of all mutual funds included in the Expense Group.

As part of its review of the Fund’s management fee, the Board considered that the management fee arrangements for the Fund represented the result of several years of review and discussion between the Board and PI. In its review, the Board considered such things as the difficulty in managing the Fund, the size of the Fund, fees of competitors, Fund performance, expenses of service providers and such other aspects that the Trustees deemed important in the exercise of their business judgment. The

[1]

The Fund was compared to the Lipper Large-Cap Core Funds Performance Universe, although Lipper classifies the Fund in the Multi-Cap Core Funds Performance Universe. The Lipper Large-Cap Core Funds Performance Universe was utilized because PI believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

Jennison 20/20 Focus Fund

Approval of Advisory Agreements (continued)

Board concluded that the management fees and total expenses were reasonable in light of the services provided and the Fund’s competitive long-term performance record.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and Jennison

The Board considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to the reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets

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under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

Jennison 20/20 Focus Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the
Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Jennison 20/20 Focus Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison 20/20 Focus Fund
Share Class	A	B	C	R	Z
NASDAQ	PTWAX	PTWBX	PTWCX	JTWRX	PTWZX
CUSIP	476295100	476295209	476295308	476295506	476295407

MF183E2    0161113-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jennison 20/20 Focus Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs Secretary

Date	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	September 23, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	September 23, 2009

*	Print the name and title of each signing officer under his or her signature.